Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments
Equity Method Investments

9.  Equity Method Investments

Equity method investments include our 50% equity investment in Venture Fuels Partnership, a coal marketing company, and are included in other noncurrent assets and have a carrying amount of the following at December 31 (in thousands):

	2013	2012
Equity method investments	$7,203	$8,367

During the years ended December 31, 2013, 2012, and 2011, we recognized $0.8 million, $2.4 million, and $2.8 million in pre-tax income and received $2.0 million, $1.0 million, and $5.3 million in distributions, respectively, related to our investment in Venture Fuels Partnership.